Financial assets - Movement of loss provision by impairment stage (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	€ 4,368
Impairment losses (preIFRS9)		€ 4,352
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Exchange differences and other	434	(749)
Gain on recovery of loans and advances previously written off	837	823
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	4,362
Impairment losses (preIFRS9)		4,351
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,945	26,656
Impairment at end of year	23,332	24,941
Financial assets at amortised cost, category | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	15,110	16,131
Financial assets at amortised cost, category | Financial instruments not credit-impaired [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at end of year	8,222	€ 8,810
Financial assets at amortised cost, category | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,307
Transfer from Stage 2 to Stage 1	2,472
Net exposure changes and modifications in the credit risk	2,756
Write-off of impaired balances against recorded impairment allowance	(6,246)
Exchange differences and other	434
Impairment at end of year	22,723
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	14,906
Transfer from Stage 2 to Stage 1	3,160
Net exposure changes and modifications in the credit risk	2,419
Write-off of impaired balances against recorded impairment allowance	(6,246)
Exchange differences and other	290
Impairment at end of year	14,529
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	3,658
Transfer from Stage 2 to Stage 1	(442)
Net exposure changes and modifications in the credit risk	673
Exchange differences and other	(54)
Impairment at end of year	3,835
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired [member] | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	4,743
Transfer from Stage 2 to Stage 1	(246)
Net exposure changes and modifications in the credit risk	(336)
Exchange differences and other	198
Impairment at end of year	€ 4,359